CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares		Value
Common Stock — 95.9%
Communication Services — 1.8%
Telecommunication Services — 1.8%
516,692	Vonage Holdings Corp.[1]	$5,838,620

Consumer Discretionary — 7.9%
Consumer Durables & Apparel — 2.1%
255,556	G-III Apparel Group Ltd.[1]	6,585,678

Consumer Services — 5.8%
916,547	Regis Corp.[1]	18,532,580

Total Consumer Discretionary		25,118,258

Consumer Staples — 10.0%
Food & Staples Retailing — 1.8%
123,132	Performance Food Group Co.[1]	5,665,303

Food, Beverage & Tobacco — 6.6%
24,271	Coca-Cola Consolidated, Inc.	7,375,229
1,103,549	Cott Corp.	13,761,256

		21,136,485

Household & Personal Products — 1.6%
292,030	elf Beauty, Inc.[1]	5,113,445

Total Consumer Staples		31,915,233

Energy — 3.2%
Energy Equipment & Services — 2.0%
148,974	Apergy Corp.[1]	4,029,747
385,451	Keane Group, Inc.[1,2]	2,335,833

		6,365,580

Oil, Gas & Consumable Fuels — 1.2%
861,318	Callon Petroleum Co.[1,2]	3,738,120

Total Energy		10,103,700

Financials — 24.0%
Banks — 18.0%
302,740	Amalgamated Bank — Class A	4,849,895
412,206	Associated Banc-Corp.	8,347,172
237,865	BancorpSouth Bank	7,043,183
81,194	Bank of Hawaii Corp.	6,977,000
281,494	BankUnited, Inc.	9,463,828
603,836	Capitol Federal Financial, Inc.	8,320,860
187,001	Hancock Whitney Corp.	7,161,203
279,575	Oritani Financial Corp.	4,947,080

		57,110,221

Diversified Financials — 1.4%
79,696	Stifel Financial Corp.	4,572,956

Insurance — 4.6%
241,744	Horace Mann Educators Corp.	11,200,000
177,200	ProSight Global, Inc.[1]	3,430,592

		14,630,592

Total Financials		76,313,769

Health Care — 2.1%
Health Care Equipment & Services — 2.1%
206,725	Natus Medical, Inc.[1]	6,582,124

Shares		Value
Industrials — 24.6%
Capital Goods — 21.3%
177,347	Advanced Drainage Systems, Inc.	$5,722,988
96,220	Albany International Corp. — Class A	8,675,195
140,268	Arcosa, Inc.	4,798,568
33,064	Curtiss-Wright Corp.	4,277,490
345,923	JELD-WEN Holding, Inc.[1]	6,672,855
48,572	John Bean Technologies Corp.	4,829,514
233,911	MRC Global, Inc.[1]	2,837,340
895,623	Mueller Water Products, Inc. — Class A	10,066,803
256,522	SPX Corp.[1]	10,263,445
68,155	Valmont Industries, Inc.	9,435,378

		67,579,576

Commercial & Professional Services — 3.3%
138,029	Clean Harbors, Inc.[1]	10,655,839

Total Industrials		78,235,415

Information Technology — 6.9%
Software & Services — 5.0%
625,731	Brightcove, Inc.[1]	6,557,661
123,346	Envestnet, Inc.[1]	6,993,718
135,595	Tufin Software Technologies Ltd.[1,2]	2,231,894

		15,783,273

Technology Hardware & Equipment — 1.9%
848,470	Extreme Networks, Inc.[1]	6,172,619

Total Information Technology		21,955,892

Materials — 1.4%
Chemicals — 1.4%
233,583	GCP Applied Technologies, Inc.[1]	4,496,473

Real Estate — 6.0%
Diversified REIT’s — 2.1%
138,842	American Assets Trust, Inc.	6,489,475

Hotel & Resort REIT’s — 0.6%
198,194	DiamondRock Hospitality Co.	2,031,488

Office REIT’s — 1.6%
167,775	Corporate Office Properties Trust	4,996,340

Retail REIT’s — 1.7%
192,520	Acadia Realty Trust	5,502,222

Total Real Estate		19,019,525

Utilities — 8.0%
Gas Utilities — 2.3%
78,429	Southwest Gas Holdings, Inc.	7,140,176

Multi-Utilities — 3.3%
137,587	Black Hills Corp.	10,557,050

CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Shares		Value
Utilities — (continued)
Water Utilities — 2.4%
110,685	SJW Group	$7,558,679

Total Utilities		25,255,905

Total Common Stock (Cost $259,183,431)		304,834,914

Short-Term Investments — 4.1%
6,498,920	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional Series, 1.87%[3]	6,498,920
6,498,921	Federated Treasury Obligations Fund — Institutional Series, 1.83%[3]	6,498,921

Total Short-Term Investments (Cost $12,997,841)		12,997,841

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.0% (Cost $272,181,272)		317,832,755

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 2.6%
Repurchase Agreements — 2.6%
$ 405,085	With Bank of America Securities, Inc.: at 2.30%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $405,111 (collateralized by US Treasury Securities, par values ranging from $15,162 - $351,407, coupon rates ranging from 1.13% to 2.25%, 08/31/21 - 11/15/27; total market value $413,187)	405,085
1,928,593	With Bank of Montreal: at 2.30%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $1,928,716 (collateralized by US Treasury Securities, par values ranging from $1 - $455,113, coupon rates ranging from 0.00% to 3.75%, 10/10/19 - 05/15/45; total market value $1,967,165)	1,928,593
1,928,593	With BNP Paribas: at 2.35%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $1,928,719 (collateralized by US Treasury Securities, par values ranging from $0 - $592,701, coupon rates ranging from 0.00% to 4.63%, 11/15/19 - 02/15/49; total market value $1,967,165)	1,928,593

Principal		Value
Repurchase Agreements — (continued)
$1,928,593	With Citigroup Global Markets, Inc.: at 2.30%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $1,928,716 (collateralized by US Treasury Securities, par values ranging from $0 - $1,522,534, coupon rates ranging from 0.25% to 3.13%, 07/31/21 - 02/15/49; total market value $1,967,187)	$1,928,593
1,928,593	With National Bank Financial: at 1.91%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $1,928,695 (collateralized by US Treasury Securities, par values ranging from $1 - $321,432, coupon rates ranging from 0.00% to 5.25%, 10/01/19 - 02/15/40; total market value $1,967,165)	1,928,593

Total Repurchase Agreements		8,119,457

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $8,119,457)		8,119,457

Total Investments — 102.6% (Cost $280,300,729)		325,952,212	[4]
Liabilities in Excess of Other Assets — (2.6)%		(8,168,702)

Total Net Assets — 100.0%		$317,783,510

CRM Funds
2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2019 (Unaudited)

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At September 30, 2019, the market value of securities on loan for the CRM Small Cap Value Fund was $7,626,049. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds
3